Financial risk - Counterparty credit exposures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Derivative financial instruments - assets	$ 10,805	$ 27,778
Derivative financial instruments - fair value liabilities	(28,455)	(9,211)
Derivatives
Disclosure of financial assets [line items]
Notional value	943,931	783,017
Derivative financial instruments - assets	10,805	27,778
Derivative financial instruments - fair value liabilities	(28,455)	(9,211)
Interest rate swaps
Disclosure of financial assets [line items]
Notional value	60,000	145,667
Derivative financial instruments - assets	1,282	1,831
Derivative financial instruments - fair value liabilities	(538)	(1,774)
Cross-currency swaps
Disclosure of financial assets [line items]
Notional value	883,931	565,997
Derivative financial instruments - assets	9,523	25,947
Derivative financial instruments - fair value liabilities	(27,917)	(3,848)
Foreign exchange forwards
Disclosure of financial assets [line items]
Notional value	0	71,353
Derivative financial instruments - assets	0	0
Derivative financial instruments - fair value liabilities	$ 0	$ (3,589)
Guarantees and other financial credit enhancements
Disclosure of financial assets [line items]
Coverage ratio on loan portfolio	12.00%	12.00%